Basis of Preparation of the Consolidated Financial Statements	12 Months Ended
Dec. 31, 2021
Disclosure Of Basis Of Preparation Of Consolidated Financial Statements [Abstract]
Basis of Preparation of the Consolidated Financial Statements

Note 2:          Basis of Preparation of the Consolidated Financial Statements

a.	Statement of compliance with International Financial Reporting Standards

These financial statements have been prepared in accordance with International Financial Reporting Standards ("IFRS") as issued by the International Accounting Standards Board ("IASB").

These consolidated financial statements were approved by the board of directors on March 17, 2022.

b.	Functional currency, reporting currency and foreign currency:

1.	Functional currency and reporting currency:

The reporting currency of the financial statements is the U.S. dollar.

The Company determines the functional currency based on the currency in which it primarily generates and expends cash. The Company determined that its functional currency is the U.S. dollar since most of the Company's expenses are in U.S. dollars and the economic environment in which the Company operates in and performs its transactions is mostly affected by the U.S dollar. A certain portion of the Company's costs are denominated in NIS mainly due to payroll and related benefit costs incurred in Israel. To further support the Company's determination, the Company has analyzed the currency in which funds from financing activities are generated or held and the currency in which receipts from operating activities are usually retained. In this respect, funds from financing activities were principally derived from significant funds raising in U.S. dollars and U.S governmental funds.

The Company operates and plans its activities in U.S. dollars and accordingly its periodic budgets and internal management reports are prepared and monitored using the U.S. dollar as the primary currency and provides the basis for the determination of share-based compensation.

The functional currency of the Company's subsidiary in Germany has been determined to be its local currency - the EURO. Assets and liabilities of this subsidiary are translated at year end exchange rates and its statement of operations items are translated using the averegae exchange rates at the quarter of which those items are recognized. Such translation adjustments are recorded as a separate  component of accumulated other comprehensive income (loss) in shareholders' equity (deficit).

2.	Transactions, assets and liabilities in foreign currency:

Transactions denominated in foreign currency are recorded upon initial recognition at the exchange rate on the date of the transaction. After initial recognition, monetary assets and liabilities denominated in foreign currency are translated at the end of each reporting period into the functional currency at the exchange rate at that date.

Exchange differences are recognized in profit or loss.

c.	Use of estimates and judgments

The preparation of the financial statements requires management to make estimates and assumptions that have an effect on the application of the accounting policies and on the reported amounts of assets, liabilities and expenses.

Discussed below are the key assumptions made in the financial statements concerning uncertainties at the end of the reporting period and the critical estimates computed by the Company that may result in a material adjustment to the carrying amounts of assets and liabilities within the next financial year.

•	Determining the fair value of share based compensation to employees and directors:

The fair value of share based compensation to employees and directors is determined using the binomial option pricing models.The assumptions used in the models include the expected volatility, early exercise factor, expected dividend and risk-free interest rate.

•	Liabilities in respect to IIA grants:

Government grants received from the IIA are recognized as a liability if future economic benefits are expected from the research and development activity that will result in royalty‑bearing sales. As the contingent liability is calculated based on future royalty-bearing sales, there is uncertainty regarding the estimated future cash flows and the estimated discount rate used to measure the amortized cost of the liability.